Fair Value Measurements - Level 3 Reconciliation of Common stock warrant liabilities (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jul. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)	$ 17,005
Fair value measurement adjustments	(3,255)
Balance (end of period)	$ 13,750		$ 17,005
Adagio Medical Inc
Level 3 Reconciliation of Common stock warrant liabilities
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Warrant liabilities fair value adjustment		Warrant liabilities fair value adjustment	Change in fair value of convertible notes payables
Level 3 | Adagio Medical Inc
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)		$ 78	$ 78
Additions				$ 36
Fair value measurement adjustments		(14)		$ 42
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Warrant liabilities fair value adjustment
Balance (end of period)		$ 64		$ 78